UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05482

DWS High Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS High Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 119.4%
Consumer Discretionary 24.4%
Allison Transmission, Inc., 144A, 7.125%, 5/15/2019		110,000	102,025
AMC Entertainment, Inc.:
8.0%, 3/1/2014		535,000	518,950
8.75%, 6/1/2019		705,000	710,287
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		90,000	93,150
American Achievement Corp., 144A, 10.875%, 4/15/2016		135,000	108,000
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		475,000	469,062
8.375%, 11/15/2020		235,000	230,887
AutoNation, Inc., 6.75%, 4/15/2018		1,175,000	1,224,937
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		270,000	261,225
9.625%, 3/15/2018		135,000	138,038
Beazer Homes USA, Inc., 9.125%, 6/15/2018		70,000	48,563
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		530,000	535,300
Cablevision Systems Corp.:
7.75%, 4/15/2018		70,000	72,450
8.0%, 4/15/2020		70,000	73,325
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		400,000	314,000
11.25%, 6/1/2017		1,620,000	1,745,550
12.75%, 4/15/2018		155,000	136,788
CCH II LLC, 13.5%, 11/30/2016		465,000	537,075
CCO Holdings LLC:
6.5%, 4/30/2021		305,000	298,137
7.0%, 1/15/2019		125,000	125,625
7.25%, 10/30/2017		535,000	551,719
7.875%, 4/30/2018		2,535,000	2,636,400
8.125%, 4/30/2020		75,000	79,313
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,555,000	1,617,200
Claire's Stores, Inc.:
8.875%, 3/15/2019		70,000	59,763
9.625%, 6/1/2015 (PIK)		63,112	54,119
Clear Channel Communications, Inc., 9.0%, 3/1/2021		75,000	60,375
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		95,000	100,700
Series B, 9.25%, 12/15/2017		145,000	155,150
Crown Media Holdings, Inc., 144A, 10.5%, 7/15/2019		155,000	155,388
CSC Holdings LLC, 8.5%, 6/15/2015		390,000	417,300
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		70,000	61,425
DineEquity, Inc., 9.5%, 10/30/2018		510,000	529,125
DISH DBS Corp.:
6.625%, 10/1/2014		590,000	609,175
144A, 6.75%, 6/1/2021		80,000	80,600
7.125%, 2/1/2016		550,000	561,000
EH Holding Corp., 144A, 7.625%, 6/15/2021		245,000	243,775
Fiesta Restaurant Group, 144A, 8.875%, 8/15/2016		215,000	213,387
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		455,000	232
Ford Motor Co., 7.45%, 7/16/2031		210,000	230,238
Gannett Co., Inc.:
144A, 6.375%, 9/1/2015		285,000	285,000
144A, 7.125%, 9/1/2018		285,000	271,462
9.375%, 11/15/2017		285,000	306,375
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		410,000	405,900
Hertz Corp.:
144A, 6.75%, 4/15/2019		685,000	638,762
144A, 7.5%, 10/15/2018		930,000	911,400
8.875%, 1/1/2014		108,000	109,350
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		880,000	866,800
Levi Strauss & Co., 7.625%, 5/15/2020		200,000	194,500
Limited Brands, Inc., 7.0%, 5/1/2020		185,000	191,013
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		285,000	282,150
Macy's Retail Holdings, Inc., 8.125%, 7/15/2015		75,000	88,592
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		655,000	661,550
Mediacom LLC, 9.125%, 8/15/2019		295,000	297,950
MGM Resorts International:
7.5%, 6/1/2016		105,000	93,188
7.625%, 1/15/2017		290,000	263,175
9.0%, 3/15/2020		280,000	298,900
144A, 10.0%, 11/1/2016		120,000	121,200
10.375%, 5/15/2014		300,000	329,250
11.125%, 11/15/2017		405,000	451,575
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		80,000	81,600
National CineMedia LLC, 144A, 7.875%, 7/15/2021		260,000	245,700
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		80,000	81,500
Norcraft Companies LP, 10.5%, 12/15/2015		1,030,000	983,650
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		215,000	209,087
Penske Automotive Group, Inc., 7.75%, 12/15/2016		975,000	987,187
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	170,775
PVH Corp., 7.375%, 5/15/2020		240,000	251,400
Regal Entertainment Group, 9.125%, 8/15/2018		185,000	186,850
Sabre Holdings Corp., 8.35%, 3/15/2016		280,000	237,300
Sears Holdings Corp., 6.625%, 10/15/2018		355,000	294,650
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		225,000	228,375
144A, 7.804%, 10/1/2020		440,000	441,712
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		155,000	161,588
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		920,000	998,200
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		290,000	294,350
Standard Pacific Corp.:
8.375%, 5/15/2018		250,000	219,375
10.75%, 9/15/2016		280,000	277,200
Toys "R" Us, Inc., 7.375%, 10/15/2018		655,000	586,225
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		205,000	198,850
Travelport LLC:
4.879% **, 9/1/2014		315,000	240,187
9.0%, 3/1/2016		200,000	160,500
11.875%, 9/1/2016		50,000	35,375
UCI International, Inc., 8.625%, 2/15/2019		125,000	121,250
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	767,056
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		985,000	1,004,700
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	55,500
144A, 7.875%, 11/1/2020		140,000	134,400
144A, 8.5%, 5/15/2021		75,000	64,125
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	215,000	285,684
144A, 9.75%, 4/15/2018	EUR	450,000	639,961
Valassis Communications, Inc., 6.625%, 2/1/2021		185,000	175,288
Videotron Ltd., 9.125%, 4/15/2018		395,000	431,537
Visant Corp., 10.0%, 10/1/2017		235,000	229,125
Visteon Corp., 144A, 6.75%, 4/15/2019		460,000	432,400
Wynn Las Vegas LLC:
7.75%, 8/15/2020		280,000	305,900
7.875%, 11/1/2017		805,000	877,450
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		180,000	188,100

			36,511,962
Consumer Staples 5.0%
Alliance One International, Inc., 10.0%, 7/15/2016		155,000	140,081
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		180,000	166,950
B&G Foods, Inc., 7.625%, 1/15/2018		275,000	288,750
Central Garden & Pet Co., 8.25%, 3/1/2018		230,000	224,825
Darling International, Inc., 8.5%, 12/15/2018		465,000	503,363
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		750,000	744,375
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		210,000	216,825
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		270,000	262,575
NBTY, Inc., 9.0%, 10/1/2018		140,000	147,000
Rite Aid Corp.:
7.5%, 3/1/2017		30,000	29,175
8.0%, 8/15/2020		230,000	241,500
Smithfield Foods, Inc.:
7.75%, 7/1/2017		610,000	638,212
10.0%, 7/15/2014		2,455,000	2,774,150
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		180,000	185,400
SUPERVALU, Inc., 8.0%, 5/1/2016		210,000	205,800
Tops Holding Corp., 10.125%, 10/15/2015		360,000	362,700
TreeHouse Foods, Inc., 7.75%, 3/1/2018		150,000	156,938
US Foodservice, 144A, 8.5%, 6/30/2019		215,000	198,875

			7,487,494
Energy 10.9%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		140,000	139,650
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		370,000	361,675
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		120,000	118,200
7.25%, 10/1/2020		115,000	113,275
144A, 7.25%, 6/15/2021		195,000	192,075
8.75%, 8/1/2016		515,000	554,912
Berry Petroleum Co.:
6.75%, 11/1/2020		115,000	111,550
10.25%, 6/1/2014		380,000	425,600
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		155,000	155,000
Brigham Exploration Co., 144A, 6.875%, 6/1/2019		125,000	124,063
Bristow Group, Inc., 7.5%, 9/15/2017		450,000	459,000
Chaparral Energy, Inc., 8.25%, 9/1/2021		215,000	205,325
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		295,000	324,500
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		140,000	144,200
8.5%, 12/15/2019		140,000	143,150
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		95,000	94,288
8.0%, 4/1/2017		680,000	723,350
8.25%, 4/1/2020		325,000	349,375
Continental Resources, Inc.:
7.125%, 4/1/2021		175,000	180,250
7.375%, 10/1/2020		200,000	208,000
8.25%, 10/1/2019		105,000	112,875
Crosstex Energy LP, 8.875%, 2/15/2018		345,000	357,075
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		425,000	416,500
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		290,000	284,200
El Paso Corp., 7.25%, 6/1/2018		455,000	504,119
Energy Transfer Equity LP, 7.5%, 10/15/2020		220,000	225,500
Frontier Oil Corp., 8.5%, 9/15/2016		300,000	316,500
Genesis Energy LP, 144A, 7.875%, 12/15/2018		250,000	241,250
Global Geophysical Services, Inc., 10.5%, 5/1/2017		380,000	384,750
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		145,000	146,450
HollyFrontier Corp., 9.875%, 6/15/2017		530,000	580,350
Inergy LP:
144A, 6.875%, 8/1/2021		75,000	72,000
7.0%, 10/1/2018		355,000	345,237
Linn Energy LLC:
144A, 6.5%, 5/15/2019		300,000	286,500
144A, 7.75%, 2/1/2021		355,000	362,100
MEG Energy Corp., 144A, 6.5%, 3/15/2021		240,000	240,000
Newfield Exploration Co., 7.125%, 5/15/2018		1,160,000	1,206,400
Niska Gas Storage US LLC, 8.875%, 3/15/2018		170,000	171,700
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		125,000	122,500
Offshore Group Investments Ltd.:
11.5%, 8/1/2015		140,000	149,100
144A, 11.5%, 8/1/2015		15,000	15,975
Plains Exploration & Production Co., 7.625%, 6/1/2018		340,000	349,350
Range Resources Corp., 6.75%, 8/1/2020		105,000	109,988
Regency Energy Partners LP:
6.875%, 12/1/2018		210,000	214,200
9.375%, 6/1/2016		590,000	646,050
Sabine Pass LNG LP:
7.25%, 11/30/2013		895,000	886,050
7.5%, 11/30/2016		405,000	398,925
SandRidge Energy, Inc.:
144A, 7.5%, 3/15/2021		310,000	302,250
144A, 8.0%, 6/1/2018		260,000	257,400
SESI LLC, 144A, 6.375%, 5/1/2019		245,000	240,100
Stone Energy Corp.:
6.75%, 12/15/2014		665,000	655,025
8.625%, 2/1/2017		70,000	69,650
Venoco, Inc., 8.875%, 2/15/2019		305,000	272,975
Xinergy Corp., 144A, 9.25%, 5/15/2019		180,000	169,200

			16,239,682
Financials 16.4%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		395,000	362,413
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		250,000	212,500
Ally Financial, Inc.:
6.25%, 12/1/2017		550,000	529,054
8.0%, 3/15/2020		705,000	712,050
8.3%, 2/12/2015		805,000	845,250
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		305,000	296,613
9.375%, 12/1/2017		195,000	206,700
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		551,200	395,486
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		580,720	560,395
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		455,000	481,163
Case New Holland, Inc.:
7.75%, 9/1/2013		275,000	289,438
7.875%, 12/1/2017		645,000	698,212
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		1,680,000	1,625,400
7.0%, 5/1/2015		150	149
144A, 7.0%, 5/4/2015		311,000	309,445
144A, 7.0%, 5/2/2017		1,065,000	1,051,687
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		420,000	443,100
E*TRADE Financial Corp.:
6.75%, 6/1/2016		305,000	311,100
12.5%, 11/30/2017 (PIK)		579,000	665,850
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *		8,084,842	0
Felcor Lodging LP, (REIT), 144A, 6.75%, 6/1/2019		215,000	202,100
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021		150,000	150,000
144A, 7.5%, 5/4/2020		251,000	258,530
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		435,000	422,171
5.875%, 8/2/2021		325,000	326,067
6.625%, 8/15/2017		360,000	376,882
8.125%, 1/15/2020		225,000	251,472
Fresenius Medical Care US Finance, Inc., 144A, 5.75%, 2/15/2021		190,000	182,400
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	294,810	254
Hexion US Finance Corp., 8.875%, 2/1/2018		1,465,000	1,369,775
International Lease Finance Corp.:
5.75%, 5/15/2016		115,000	105,986
6.25%, 5/15/2019		290,000	262,462
8.625%, 9/15/2015		245,000	249,900
8.75%, 3/15/2017		1,035,000	1,063,462
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	443,250
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019		215,000	204,250
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		305,000	290,513
National Money Mart Co., 10.375%, 12/15/2016		385,000	404,250
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		75,000	62,531
Nielsen Finance LLC, 11.5%, 5/1/2016		88,000	100,100
NII Capital Corp., 7.625%, 4/1/2021		180,000	183,600
Nuveen Investments, Inc.:
10.5%, 11/15/2015		315,000	303,975
144A, 10.5%, 11/15/2015		275,000	262,625
OMEGA Healthcare Investors, Inc., (REIT), 6.75%, 10/15/2022		15,000	14,400
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		430,000	436,450
9.25%, 4/1/2015		675,000	686,812
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		580,000	539,400
144A, 7.125%, 4/15/2019		995,000	942,762
144A, 8.25%, 2/15/2021		120,000	101,100
144A, 8.5%, 10/15/2016		525,000	536,813
144A, 8.75%, 5/15/2018		100,000	89,250
144A, 9.0%, 4/15/2019		305,000	274,500
Susser Holdings LLC, 8.5%, 5/15/2016		175,000	182,875
Tomkins LLC, 144A, 9.0%, 10/1/2018		108,000	114,480
Tropicana Entertainment LLC, 9.625%, 12/15/2014 *		1,100,000	550
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		195,000	192,075
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,630,000	1,797,075
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		1,130,000	1,203,450

			24,584,552
Health Care 4.4%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		250,000	248,750
Community Health Systems, Inc., 8.875%, 7/15/2015		460,000	466,325
Endo Pharmaceuticals Holdings, Inc.:
144A, 7.0%, 7/15/2019		300,000	303,750
144A, 7.25%, 1/15/2022		305,000	311,100
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021 (b)		605,000	595,925
HCA, Inc.:
6.5%, 2/15/2020		1,220,000	1,233,725
7.5%, 2/15/2022		915,000	905,850
7.875%, 2/15/2020		855,000	906,300
8.5%, 4/15/2019		335,000	365,150
9.875%, 2/15/2017		224,000	245,280
Mylan, Inc., 144A, 7.875%, 7/15/2020		150,000	160,500
STHI Holding Corp., 144A, 8.0%, 3/15/2018		180,000	171,000
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		245,000	233,362
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		430,000	422,475

			6,569,492
Industrials 13.9%
Accuride Corp., 9.5%, 8/1/2018		205,000	206,537
Aguila 3 SA, 144A, 7.875%, 1/31/2018		325,000	305,500
American Airlines, Inc., 144A, 7.5%, 3/15/2016 (b)		250,000	226,250
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		95,000	96,188
ARAMARK Corp., 8.5%, 2/1/2015		530,000	547,225
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		55,000	55,138
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		315,000	277,200
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		180,000	167,400
BE Aerospace, Inc.:
6.875%, 10/1/2020		215,000	220,375
8.5%, 7/1/2018		880,000	946,000
Belden, Inc., 7.0%, 3/15/2017		340,000	340,000
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		200,000	198,500
Bombardier, Inc., 144A, 7.75%, 3/15/2020		1,365,000	1,491,262
Briggs & Stratton Corp., 6.875%, 12/15/2020		210,000	210,525
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		645,000	620,812
Cenveo Corp.:
8.875%, 2/1/2018		645,000	522,450
144A, 10.5%, 8/15/2016		360,000	313,200
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		575,000	477,250
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		248,927	161,803
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		94,000	96,350
Deluxe Corp., 144A, 7.0%, 3/15/2019		185,000	182,688
Ducommun, Inc., 144A, 9.75%, 7/15/2018		180,000	180,900
DynCorp International, Inc., 10.375%, 7/1/2017		505,000	482,275
Esterline Technologies Corp., 7.0%, 8/1/2020		300,000	312,750
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		115,000	114,425
FTI Consulting, Inc., 6.75%, 10/1/2020		850,000	838,312
Garda World Security Corp., 144A, 9.75%, 3/15/2017		195,000	199,875
H&E Equipment Services, Inc., 8.375%, 7/15/2016		635,000	630,237
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018	EUR	310,000	347,346
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		185,000	173,900
144A, 7.125%, 3/15/2021		60,000	56,400
Interline Brands, Inc., 7.0%, 11/15/2018		300,000	300,000
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		700,000	752,500
Kansas City Southern Railway Co., 8.0%, 6/1/2015		710,000	754,375
Meritor, Inc.:
8.125%, 9/15/2015		155,000	146,088
10.625%, 3/15/2018		185,000	189,163
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		400,000	326,000
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		155,000	135,625
Nortek, Inc., 144A, 8.5%, 4/15/2021		380,000	324,900
Oshkosh Corp.:
8.25%, 3/1/2017		75,000	77,063
8.5%, 3/1/2020		155,000	159,844
Owens Corning, Inc., 9.0%, 6/15/2019		440,000	517,404
Ply Gem Industries, Inc.:
8.25%, 2/15/2018		145,000	122,525
13.125%, 7/15/2014		275,000	275,000
RailAmerica, Inc., 9.25%, 7/1/2017		280,000	302,400
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		690,000	696,900
11.75%, 8/1/2016		115,000	121,038
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		140,000	144,900
Sitel LLC, 11.5%, 4/1/2018		290,000	246,500
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	204,487
7.5%, 10/1/2017		210,000	216,825
SPX Corp., 6.875%, 9/1/2017		195,000	203,287
Titan International, Inc., 7.875%, 10/1/2017		965,000	1,013,250
TransDigm, Inc., 144A, 7.75%, 12/15/2018		380,000	386,650
Triumph Group, Inc.:
8.0%, 11/15/2017		70,000	72,275
8.625%, 7/15/2018		430,000	457,950
Tutor Perini Corp., 7.625%, 11/1/2018		330,000	290,400
United Rentals North America, Inc.:
9.25%, 12/15/2019		945,000	985,162
10.875%, 6/15/2016		230,000	251,850
USG Corp., 144A, 9.75%, 8/1/2014		205,000	201,412

			20,874,846
Information Technology 6.1%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		105,000	97,125
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		80,000	74,400
7.375%, 5/1/2018		375,000	377,812
Aspect Software, Inc., 10.625%, 5/15/2017		350,000	360,500
Avaya, Inc., 144A, 7.0%, 4/1/2019		870,000	783,000
CDW LLC:
144A, 8.5%, 4/1/2019		310,000	287,525
11.0%, 10/12/2015		27,000	27,540
CommScope, Inc., 144A, 8.25%, 1/15/2019		495,000	490,050
eAccess Ltd., 144A, 8.25%, 4/1/2018		180,000	173,700
Equinix, Inc.:
7.0%, 7/15/2021		250,000	253,750
8.125%, 3/1/2018		885,000	938,100
Fidelity National Information Services, Inc., 7.625%, 7/15/2017		100,000	104,000
First Data Corp.:
144A, 7.375%, 6/15/2019		185,000	173,900
144A, 8.25%, 1/15/2021		410,000	350,550
144A, 8.875%, 8/15/2020		500,000	495,000
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,110,000	1,168,275
Jabil Circuit, Inc.:
5.625%, 12/15/2020		315,000	302,794
7.75%, 7/15/2016		135,000	149,175
MasTec, Inc., 7.625%, 2/1/2017		475,000	476,187
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		245,000	214,988
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		130,000	117,000
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		310,000	292,950
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		305,000	293,563
SunGard Data Systems, Inc.:
7.375%, 11/15/2018		140,000	133,350
10.25%, 8/15/2015		420,000	428,400
10.625%, 5/15/2015		360,000	381,600
Unisys Corp., 144A, 12.75%, 10/15/2014		187,000	209,440

			9,154,674
Materials 16.4%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		115,000	105,800
APERAM, 144A, 7.375%, 4/1/2016		230,000	211,600
Appleton Papers, Inc., 11.25%, 12/15/2015		202,000	196,950
Ball Corp.:
7.125%, 9/1/2016		1,210,000	1,300,750
7.375%, 9/1/2019		135,000	146,475
Berry Plastics Corp.:
8.25%, 11/15/2015		630,000	648,900
9.5%, 5/15/2018		190,000	174,800
9.75%, 1/15/2021		230,000	213,325
Boise Paper Holdings LLC, 8.0%, 4/1/2020		175,000	178,938
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		121,426	115,962
Celanese US Holdings LLC, 6.625%, 10/15/2018		200,000	212,000
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		545,000	522,519
Clearwater Paper Corp., 7.125%, 11/1/2018		395,000	396,975
Clondalkin Acquisition BV, 144A, 2.247% **, 12/15/2013		1,435,000	1,381,187
Compass Minerals International, Inc., 8.0%, 6/1/2019		380,000	410,400
Crown Americas LLC:
144A, 6.25%, 2/1/2021		55,000	55,275
7.625%, 5/15/2017		1,345,000	1,435,787
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		655,000	623,888
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		245,000	241,325
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		140,000	139,650
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		776,436	698,792
10.0%, 3/31/2015		764,160	741,235
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		1,300,000	1,340,618
Graham Packaging Co., LP, 8.25%, 10/1/2018		145,000	146,088
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	73,500
9.5%, 6/15/2017		750,000	815,625
Greif, Inc., 7.75%, 8/1/2019		110,000	116,875
Hexcel Corp., 6.75%, 2/1/2015		448,000	455,840
Huntsman International LLC:
8.625%, 3/15/2020		350,000	364,000
8.625%, 3/15/2021		140,000	146,125
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		155,000	156,938
JMC Steel Group, 144A, 8.25%, 3/15/2018		180,000	175,950
Koppers, Inc., 7.875%, 12/1/2019		425,000	446,250
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		180,000	178,200
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		510,000	436,050
9.5%, 1/15/2021	EUR	200,000	247,078
Nalco Co., 144A, 6.625%, 1/15/2019		250,000	275,000
NewMarket Corp., 7.125%, 12/15/2016		810,000	826,200
Novelis, Inc.:
8.375%, 12/15/2017		905,000	934,412
8.75%, 12/15/2020		435,000	457,838
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	195,000	260,509
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		1,960,000	2,048,200
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		270,000	270,675
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		35,000	34,650
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		310,000	306,900
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		660,000	646,800
Radnor Holdings Corp., 11.0%, 3/15/2010 *		180,000	18
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		275,000	275,000
Silgan Holdings, Inc., 7.25%, 8/15/2016		370,000	386,650
Solo Cup Co., 10.5%, 11/1/2013		220,000	224,400
SunCoke Energy, Inc., 144A, 7.625%, 8/1/2019		185,000	181,763
United States Steel Corp., 7.375%, 4/1/2020 (b)		490,000	464,275
Verso Paper Holdings LLC, 8.75%, 2/1/2019		70,000	55,825
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		455,000	459,550
Vulcan Materials Co., 6.5%, 12/1/2016		850,000	831,076
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) *		646,821	302,389

			24,493,800
Telecommunication Services 18.2%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		65,000	65,000
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		125,000	133,750
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		960,000	957,600
8.375%, 10/15/2020		1,050,000	1,034,250
8.75%, 3/15/2018		1,295,000	1,214,062
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		55,000	51,975
CPI International, Inc., 8.0%, 2/15/2018		135,000	121,500
Cricket Communications, Inc.:
7.75%, 5/15/2016		995,000	1,007,438
7.75%, 10/15/2020		1,810,000	1,610,900
10.0%, 7/15/2015		730,000	754,638
Crown Castle International Corp.:
7.125%, 11/1/2019		280,000	287,000
9.0%, 1/15/2015		690,000	743,475
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		260,000	275,600
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,625,000	1,625,000
ERC Ireland Preferred Equity Ltd., 144A, 8.535% **, 2/15/2017 (PIK)	EUR	507,680	3,646
Frontier Communications Corp.:
7.875%, 4/15/2015		70,000	73,850
8.25%, 4/15/2017		405,000	421,200
8.5%, 4/15/2020		540,000	565,650
8.75%, 4/15/2022		70,000	71,750
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		715,000	686,400
144A, 7.5%, 4/1/2021		920,000	890,100
8.5%, 11/1/2019		620,000	643,250
11.25%, 6/15/2016		370,000	386,650
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,315,000	1,275,550
11.5%, 2/4/2017 (PIK)		1,763,437	1,712,738
iPCS, Inc., 2.378% **, 5/1/2013		180,000	166,950
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		350,000	327,250
7.875%, 9/1/2018		435,000	440,981
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		1,500,000	1,490,625
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	186,000
Qwest Communications International, Inc.:
7.125%, 4/1/2018		2,595,000	2,724,750
8.0%, 10/1/2015		350,000	373,625
Qwest Corp., 8.375%, 5/1/2016		30,000	34,200
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		110,000	115,775
8.25%, 8/15/2019		150,000	158,625
Sprint Nextel Corp., 8.375%, 8/15/2017		660,000	691,350
Telesat Canada, 11.0%, 11/1/2015		1,490,000	1,599,887
West Corp.:
7.875%, 1/15/2019		140,000	133,700
8.625%, 10/1/2018		40,000	39,000
Windstream Corp.:
7.0%, 3/15/2019		515,000	504,700
7.5%, 4/1/2023		350,000	338,625
7.75%, 10/15/2020		185,000	188,700
7.875%, 11/1/2017		710,000	746,388
8.125%, 9/1/2018		300,000	311,250

			27,185,353
Utilities 3.7%
AES Corp.:
8.0%, 10/15/2017		440,000	462,000
8.0%, 6/1/2020		480,000	504,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		490,000	494,900
144A, 7.875%, 7/31/2020		565,000	579,125
Edison Mission Energy, 7.0%, 5/15/2017		840,000	588,000
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		600,000	234,000
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		70,000	70,621
Ferrellgas LP, 6.5%, 5/1/2021		120,000	107,700
IPALCO Enterprises, Inc.:
144A, 5.0%, 5/1/2018		715,000	693,063
144A, 7.25%, 4/1/2016		315,000	337,606
NRG Energy, Inc.:
7.375%, 1/15/2017		900,000	927,000
144A, 7.625%, 1/15/2018		210,000	207,900
8.25%, 9/1/2020		230,000	232,300
Suburban Propane Partners LP, 7.375%, 3/15/2020		100,000	101,750
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		145,000	55,825

			5,595,790

Total Corporate Bonds (Cost $184,699,371)			178,697,645
Loan Participations and Assignments 5.7%
Senior Loans ** 5.2%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		466,667	0
Buffets, Inc., Letter of Credit, First Lien, 7.496%, 4/22/2015		78,629	46,784
Charter Communications Operating LLC, Term Loan, 7.25%, 3/6/2014		34,480	34,509
Clear Channel Communications, Inc., Term Loan B, 3.871%, 1/28/2016		645,897	487,048
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		1,100,000	1,043,350
Dunkin' Brands, Inc., Term Loan B, 4.0%, 11/23/2017		388,052	375,280
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.221%, 3/26/2014		1,020,015	750,221
Letter of Credit, 2.246%, 3/26/2014		63,075	46,392
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		445,500	420,997
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		375,000	368,438
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		283,575	277,904
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		3,001,032	2,899,327
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017		374,063	362,218
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		671,500	405,697
VML US Finance LLC:
Delayed Drawn Term Loan B, 4.73%, 5/25/2012		110,253	109,564
Term Loan B, 4.73%, 5/27/2013		190,876	189,365

			7,817,094
Sovereign Loans 0.5%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		750,000	760,098

Total Loan Participations and Assignments (Cost $9,752,431)			8,577,192
Convertible Bonds 0.2%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		195,000	243,506
Sonic Automotive, Inc., 5.0%, 10/1/2029		80,000	100,700

Total Convertible Bonds (Cost $275,200)			344,206
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $393,279)		810,000	611,550

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC * (Cost $25,000)	25	25,000

	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	14,706	36,765
Dex One Corp.*	4,064	5,771
Postmedia Network Canada Corp.*	8,619	129,817
SuperMedia, Inc.*	757	1,605
Trump Entertainment Resorts, Inc.*	51	930
Vertis Holdings, Inc.	520	9,225

		184,113
Industrials 0.0%
Congoleum Corp.*	715,000	1
Quad Graphics, Inc.	510	10,577

		10,578
Materials 0.0%
GEO Specialty Chemicals, Inc.*	14,091	11,977
GEO Specialty Chemicals, Inc. 144A*	1,283	1,091

		13,068

Total Common Stocks (Cost $2,332,724)		207,759
Preferred Stock 0.2%
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $285,895)	315	239,705
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	972	165
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	775	5,636

Total Warrants (Cost $124,997)		5,801
Securities Lending Collateral 0.9%
Daily Assets Fund Institutional, 0.13% (c) (d) (Cost $1,392,767)	1,392,767	1,392,767
Cash Equivalents 2.5%
Central Cash Management Fund, 0.09% (c) (Cost $3,712,931)	3,712,931	3,712,931

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $202,994,595) †	129.4	193,814,556
Other Assets and Liabilities, Net	(29.4)	(44,090,256)

Net Assets	100.0	149,724,300

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	466,667	USD	467,631	0
Eaton Vance Corp., CDO II*	13.68%	7/15/2012	8,084,842	USD	3,904,801	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	455,000	USD	456,800	232
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	294,810	EUR	84,504	254
Radnor Holdings Corp.*	11.0%	3/15/2010	180,000	USD	117,163	18
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	671,500	USD	671,080	405,697
Tropicana Entertainment LLC*	9.625%	12/15/2014	1,100,000	USD	827,274	550
Wolverine Tube, Inc.*	15.0%	3/31/2012	646,821	USD	647,055	302,389
					7,176,308	709,140

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2011.

†
The cost for federal income tax purposes was $203,400,269.  At August 31, 2011, net unrealized depreciation for all securities based on tax cost was $9,585,713.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,507,951 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,093,664.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2011 amounted to $1,327,170, which is 0.9% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At August 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (e)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (f)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	865,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	55,935	(4,305)	60,240
6/21/2010 9/20/2013	405,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	26,189	4,964	21,225
6/21/2010 9/20/2015	1,220,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	78,478	(27,925)	106,403
Total unrealized appreciation					187,868

(e)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(f)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Citigroup, Inc.
3	Bank of America

As of August 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	55,300	USD	79,569	9/15/2011	146	Citigroup, Inc.
USD	165,035	EUR	115,300	9/15/2011	561	JPMorgan Chase Securities, Inc.
USD	34,361	EUR	24,000	9/15/2011	109	Citigroup, Inc.
Total unrealized appreciation					816

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	1,875,100	USD	2,667,075	9/15/2011	(25,982)	JPMorgan Chase Securities, Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Corporate Bonds	$—	$177,095,797	$1,601,848	$178,697,645
Loan Participations and Assignments	—	8,577,192	0	8,577,192
Convertible Bonds	—	344,206	—	344,206
Preferred Securities	—	611,550	—	611,550
Other Investments	—	—	25,000	25,000
Common Stocks(g)	184,535	—	23,224	207,759
Preferred Stock	—	239,705	—	239,705
Warrants(g)	—	—	5,801	5,801
Short-Term Investments(g)	5,105,698	—	—	5,105,698
Derivatives(h)	—	188,684	—	188,684
Total	$5,290,233	$187,057,134	$1,655,873	$194,003,240
Liabilities
Derivatives(h)	$—	$(25,982)	$—	$(25,982)
Total	$—	$(25,982)	$—	$(25,982)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Loan Participations and Assignments	Other Investments	Common Stocks	Preferred Stock		Warrants	Total
Balance as of November 30, 2010	$1,876,413		$0	$25,000	$13,998	$200,897		$7,376	$2,123,684
Realized gain (loss)	(2,137,277)		—	—	—	—		—	(2,137,277)
Change in unrealized appreciation (depreciation)	2,181,761		0	0	4,437	—		(1,575)	2,184,623
Amortization premium/discount	17,965		—	—	—	—		—	17,965
Net purchases (sales)	(83,894)		—	—	4,789			—	(79,105)
Transfers into Level 3	—		—	—	—	—		—	—
Transfers (out) of Level 3	(253,120	)(i)	—	—	—	(200,897	)(i)	—	(454,017)
Balance as of August 31, 2011	$1,601,848		$0	$25,000	$23,224	$—		$5,801	$1,655,873
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2011	$16,525		$0	$0	$4,437	$—		$(1,575)	$19,387

(i)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of Aug 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$187,868	$—
Foreign Exchange Contracts	$—	$(25,166)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011